Stock Options - Summary of Outstanding Stock Option Activity (Detail) - $ / shares	9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Number of shares, Beginning balance	756,692	504,550	504,550	364,450
Number of shares, Granted	339,315		512,402	255,600
Number of shares, Exercised	(46,500)		(24,260)	(100)
Number of shares, Expired/Forfeited	(12,240)		(236,000)	(115,400)
Number of shares, Ending balance	1,037,267		756,692	504,550	364,450
Number of shares, Vested and exercisable	623,112		546,232
Number of shares, Vested and expected to vest	1,006,525		743,957
Weighted average exercise price, Beginning balance	$ 2.10	$ 2.60	$ 2.60	$ 2.73
Weighted average exercise price, Granted		1.90	2.00	2.70
Weighted average exercise price, Exercised		2.37	3.19	2.20
Weighted average exercise price, Expired/Forfeited		2.20	2.77	3.22
Weighted average exercise price, Ending balance	2.01	$ 2.01	2.10	$ 2.60	$ 2.73
Weighted average exercise price, Vested and exercisable	2.05		2.10
Weighted average exercise price, Vested and expected to vest	$ 2.02		$ 2.10
Weighted average remaining contractual term	7 years 11 months 27 days		7 years 7 months 6 days	5 years 9 months 18 days	4 years 3 months 18 days
Weighted average remaining contractual term Granted				9 years 2 months 12 days	9 years 2 months 12 days
Weighted average remaining contractual term vested and exercisable	7 years 2 months 9 days		7 years 1 month 6 days
Weighted average remaining contractual term vested and expected to vest	7 years 11 months 12 days		7 years 6 months